UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23084

Series Portfolios Trust
(Exact name of Registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Ryan Roell, Principal Executive Officer

Series Portfolios Trust

c/o U.S. Bancorp Fund Services, LLC

777 East Wisconsin Ave, 6th Fl

 Milwaukee, WI 53202
(Name and address of agent for service)

(414) 516-1709

Registrant’s telephone number, including area code

Date of fiscal year end: September 30, 2024

Date of reporting period: September 30, 2024

Item 1. Reports to Stockholders.

Unusual Whales Subversive Democratic Trading ETF Tailored Shareholder Report

annual Shareholder Report September 30, 2024 Unusual Whales Subversive Democratic Trading ETF Ticker: NANC (Listed on Cboe BZX Exchange, Inc.)

This annual shareholder report contains important information about the Unusual Whales Subversive Democratic Trading ETF (the "Fund") for the period October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.subversiveetfs.com/. You can also request this information by contacting us at (800) 617-0004 or by writing to Unusual Whales Subversive Democratic Trading ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Unusual Whales Subversive Democratic Trading ETF	$90	0.75%

Cumulative Performance

(Initial Investment of $10,000)

Unusual Whales Subversive Democratic Trading ETF
S&P 500® Index
16,000
14,000
12,000
10,000
8,000
$15,091
$14,381
2/6/2023
5/31/2023
9/30/2023
1/31/2024
5/31/2024
9/30/2024

Annual Performance

Annualized Returns for the Periods Ended September 30, 2024	1 Year	Since Inception (2/6/2023)
Unusual Whales Subversive Democratic Trading ETF	40.10%	28.39%
S&P 500® Index	36.35%	24.69%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit https://www.subversiveetfs.com/ for more recent performance information.

How did the Fund perform last year and what affected its performance?

The Fund returned 40.10% for the fiscal year ended September 30, 2024, compared to 36.35% for the S&P 500® Index. The Fund was weighted more towards large cap growth and technology companies. The Fund was 98.75% weighted towards large cap stocks which also benefited by solid earnings growth and expectations that lower interest rates would drive growth.

What Factors Influenced Performance?

Great exposure to Information Technology, Consumer Discretionary and Communications sectors relative to the benchmark weighting contributed positively to the performance, but also a significant underweighting to healthcare and financial avoided headwinds and allowed for the Fund to have a greater allocation to the sectors with greatest price momentum. Expectations of lower interest rates led to significant outperformance by large cap technological stocks in the Fund; specifically, Nvidia.

Positioning

Top Contributors:

Overweight in Information Technology, Consumer Discretionary and Communications

Top Detractors:

Overweighted in materials

The Fund, which is active, adopted a process which in August to increase the concentration of the Fund. As a result, the Fund eliminated 582 very small positions and re-allocated the proceeds towards stocks which appeared to show a pattern of net investment by Members of Congress. This focused the Fund on about 170 holdings at Quarter End.

Unusual Whales Subversive Democratic Trading ETF Tailored Shareholder Report

Key Fund Statistics

(as of September 30, 2024)

Fund Size (Thousands)	$175,671
Number of Holdings	166
Total Advisory Fee Paid	$538,104
Annual Portfolio Turnover	62%

What did the Fund invest in?

(as of September 30, 2024)

Sector Breakdown

(% of total net assets)

Percentages are based on total net assets.

Top Ten Holdings	(% of net assets)
NVIDIA Corp.	11.6
Microsoft Corp.	8.3
Amazon.com Inc.	4.6
Apple Inc.	4.3
Alphabet Inc. - Class C	4.2
Salesforce Inc.	4.2
American Express Co.	3.0
Costco Wholesale Corp.	2.9
Philip Morris International, Inc.	2.7
Eli Lilly & Co.	2.7

This is a summary of certain changes to the Fund. For more complete information, you may review the Fund's prospectus.

How has the Fund changed?

As previously disclosed, Subversive Capital Advisor, LLC (“Subversive”) served as the investment adviser to the Funds, and Tidal Investments, LLC (“Tidal”) served as the sub-adviser to the Funds. At a meeting of the Board of Trustees (“Board”) of Series Portfolios Trust (the “Trust”) held on July 24-25, 2024, the Board considered a strategic plan presented by Subversive and Tidal that will allow a transition to a new management structure for the Funds. Pursuant to the strategic plan, it is the intent of Subversive and Tidal to recommend to the Board a proposal to transition the Funds from the Trust to Tidal’s family of funds exclusively containing exchange-traded funds (“ETFs”) managed by Tidal (the “Transition”). The Transition would result in Subversive no longer serving as the investment adviser to the Funds, and Tidal, the current sub-adviser to the Funds, serving as the investment adviser to the Funds. In preparation for the Transition, the Board, upon the recommendation of Subversive and Tidal, approved the termination of Subversive’s current investment advisory agreement (the “Current Advisory Agreement”) and Tidal’s current sub-advisory agreement, and appointed Tidal as the Funds’ investment adviser pursuant to an interim investment advisory agreement (the “Interim Advisory Agreement”) between the Trust, on behalf of the Funds, and Tidal. These changes will be effective as of August 2, 2024, and the Interim Advisory Agreement will remain in effect until the earlier of 150 days from its effective date or the date that the Transition is completed. The terms and conditions of the Interim Advisory Agreement are substantially similar to those of the Current Advisory Agreement, except for the term and effective date and the replacement of Tidal as a party to the agreement in place of Subversive. There is no change to each Fund’s contractual unitary management fee. Tidal, a Tidal Financial Group company, is a registered investment adviser that was founded in 2012 and is dedicated to understanding, researching and managing assets within the expanding ETF universe. As of June 30, 2024, Tidal had assets under management of approximately $17.16 billion and served as the investment adviser or sub-adviser for 194 registered funds. Under the Interim Advisory Agreement, the new portfolio managers for the Funds will be Michael Venuto and Daniel Weiskopf. Mr. Venuto is a co-founder and has been the Chief Investment Officer of Tidal since 2012. Mr. Weiskopf serves as Portfolio Manager at Tidal, having joined the firm in 2018. There will be no change to each Fund’s investment thesis, which is to track the trading activity of the Democratic or Republican U.S. Congresspeople while in office. The Interim Advisory Agreement is not expected to result in any material change to each Fund’s investment objective or principal investment strategies. However, in implementing each Fund’s principal investment strategies, Tidal intends for each Fund, under normal circumstances, to invest in a portfolio of between 100 to 200 holdings instead of the currently disclosed range of between 500 and 600 holdings. In connection with the strategic plan presented to the Board, Tidal intends to enter into a fund sponsorship agreement with Subversive pursuant to which Subversive will be a sponsor to the Funds. Under this arrangement, Subversive will agree to provide financial support to the Funds. In return, Tidal will agree to pay Subversive a portion of any remaining profits generated by the unitary management fee for each Fund. Subversive will not be an investment adviser to the Funds.At a meeting held on August 23, 2024, based upon the recommendation of Tidal Investments, LLC (“Tidal”), the Funds’ current investment adviser, the Board of Trustees of Series Portfolios Trust (the “Trust”) approved an Agreement and Plan of Reorganization (the “Plan of Reorganization”) providing for the reorganization (each, a “Reorganization” and together, the “Reorganizations”) of each Fund, each a series of the Trust, into a separate and newly created shell series of Tidal ETF Trust (the “Acquiring Trust”) of the same name (each, an “Acquiring Fund” and together, the “Acquiring Funds”). Following the Reorganization, if the Plan of Reorganization is approved by shareholders of the Funds, the Acquiring Funds will be managed by Tidal, the Funds’ current investment adviser, and the same portfolio managers at Tidal that currently manage the Funds will continue to be responsible for the day-to-day management of each Acquiring Fund’s portfolio. The Acquiring Funds will have the same investment objectives and substantially similar investment strategies, policies, and risks as those of the Funds.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.subversiveetfs.com/.

Unusual Whales Subversive Republican Trading ETF Tailored Shareholder Report

annual Shareholder Report September 30, 2024 Unusual Whales Subversive Republican Trading ETF Ticker: KRUZ (Listed on Cboe BZX Exchange, Inc.)

This annual shareholder report contains important information about the Unusual Whales Subversive Republican Trading ETF (the "Fund") for the period October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.subversiveetfs.com/. You can also request this information by contacting us at (800) 617-0004 or by writing to Unusual Whales Subversive Republican Trading ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Unusual Whales Subversive Republican Trading ETF	$86	0.75%

Cumulative Performance

(Initial Investment of $10,000)

Unusual Whales Subversive Republican Trading ETF
S&P 500® Index
16,000
14,000
12,000
10,000
8,000
$14,381
$12,672
2/6/2023
5/31/2023
9/30/2023
1/31/2024
5/31/2024
9/30/2024

Annual Performance

Annualized Returns for the Periods Ended September 30, 2024	1 Year	Since Inception (2/6/2023)
Unusual Whales Subversive Republican Trading ETF	28.39%	15.47%
S&P 500® Index	36.35%	24.69%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit https://www.subversiveetfs.com/ for more recent performance information.

How did the Fund perform last year and what affected its performance?

The Fund returned 28.39% for the fiscal year ended September 30, 2024 compared to 36.35% for the S&P 500® Index. The Fund was weighted towards value stocks with an overweighted allocation towards the industrials and energy sectors.. The Fund was 91% weighted towards large cap stocks. The value tilt and heavy exposure to these two sectors led to underperformance and an underweighted position in large cap growth and technology stocks.

What Factors Influenced Performance?

Given the underperformance by stocks in the industrials and energy sectors the Fund was under allocated to the Mega-Cap technology stocks that drove the S&P 500® Index performance. Energy prices steadily trended downward during this period. Expectations of lower interest rates led to significant outperformance by large cap technological stocks in the Fund; specifically NVIDIA.

Positioning

Top Contributors:

Overweight in Information Technology, Consumer Discretionary and Communications

Top Detractors:

Overweighted in materials

The Fund, which is active, adopted a process which in August to increase the concentration of the Fund. As a result, the Fund eliminated 582 very small positions and re-allocated the proceeds towards stocks which appeared to show a pattern of net investment by Members of Congress.

Unusual Whales Subversive Republican Trading ETF Tailored Shareholder Report

Key Fund Statistics

(as of September 30, 2024)

Fund Size (Thousands)	$33,716
Number of Holdings	168
Total Advisory Fee Paid	$120,004
Annual Portfolio Turnover	54%

What did the Fund invest in?

(as of September 30, 2024)

Sector Breakdown

(% of total net assets)

Percentages are based on total net assets.

Top Ten Holdings	(% of net assets)
JPMorgan Chase & Co.	3.8
NVIDIA Corp.	3.1
Comfort Systems USA, Inc.	3.1
Simon Property Group Inc.	2.4
Accenture PLC	2.4
Fidelity National Information Services, Inc.	2.4
AT&T, Inc.	2.3
Dow, Inc.	2.3
Allstate Corp.	2.2
Chevron Corp.	2.2

This is a summary of certain changes to the Fund. For more complete information, you may review the Fund's prospectus.

How has the Fund changed?

As previously disclosed, Subversive Capital Advisor, LLC (“Subversive”) served as the investment adviser to the Funds, and Tidal Investments, LLC (“Tidal”) served as the sub-adviser to the Funds. At a meeting of the Board of Trustees (“Board”) of Series Portfolios Trust (the “Trust”) held on July 24-25, 2024, the Board considered a strategic plan presented by Subversive and Tidal that will allow a transition to a new management structure for the Funds. Pursuant to the strategic plan, it is the intent of Subversive and Tidal to recommend to the Board a proposal to transition the Funds from the Trust to Tidal’s family of funds exclusively containing exchange-traded funds (“ETFs”) managed by Tidal (the “Transition”). The Transition would result in Subversive no longer serving as the investment adviser to the Funds, and Tidal, the current sub-adviser to the Funds, serving as the investment adviser to the Funds. In preparation for the Transition, the Board, upon the recommendation of Subversive and Tidal, approved the termination of Subversive’s current investment advisory agreement (the “Current Advisory Agreement”) and Tidal’s current sub-advisory agreement, and appointed Tidal as the Funds’ investment adviser pursuant to an interim investment advisory agreement (the “Interim Advisory Agreement”) between the Trust, on behalf of the Funds, and Tidal. These changes will be effective as of August 2, 2024, and the Interim Advisory Agreement will remain in effect until the earlier of 150 days from its effective date or the date that the Transition is completed. The terms and conditions of the Interim Advisory Agreement are substantially similar to those of the Current Advisory Agreement, except for the term and effective date and the replacement of Tidal as a party to the agreement in place of Subversive. There is no change to each Fund’s contractual unitary management fee. Tidal, a Tidal Financial Group company, is a registered investment adviser that was founded in 2012 and is dedicated to understanding, researching and managing assets within the expanding ETF universe. As of June 30, 2024, Tidal had assets under management of approximately $17.16 billion and served as the investment adviser or sub-adviser for 194 registered funds. Under the Interim Advisory Agreement, the new portfolio managers for the Funds will be Michael Venuto and Daniel Weiskopf. Mr. Venuto is a co-founder and has been the Chief Investment Officer of Tidal since 2012. Mr. Weiskopf serves as Portfolio Manager at Tidal, having joined the firm in 2018. There will be no change to each Fund’s investment thesis, which is to track the trading activity of the Democratic or Republican U.S. Congresspeople while in office. The Interim Advisory Agreement is not expected to result in any material change to each Fund’s investment objective or principal investment strategies. However, in implementing each Fund’s principal investment strategies, Tidal intends for each Fund, under normal circumstances, to invest in a portfolio of between 100 to 200 holdings instead of the currently disclosed range of between 500 and 600 holdings. In connection with the strategic plan presented to the Board, Tidal intends to enter into a fund sponsorship agreement with Subversive pursuant to which Subversive will be a sponsor to the Funds. Under this arrangement, Subversive will agree to provide financial support to the Funds. In return, Tidal will agree to pay Subversive a portion of any remaining profits generated by the unitary management fee for each Fund. Subversive will not be an investment adviser to the Funds.At a meeting held on August 23, 2024, based upon the recommendation of Tidal Investments, LLC (“Tidal”), the Funds’ current investment adviser, the Board of Trustees of Series Portfolios Trust (the “Trust”) approved an Agreement and Plan of Reorganization (the “Plan of Reorganization”) providing for the reorganization (each, a “Reorganization” and together, the “Reorganizations”) of each Fund, each a series of the Trust, into a separate and newly created shell series of Tidal ETF Trust (the “Acquiring Trust”) of the same name (each, an “Acquiring Fund” and together, the “Acquiring Funds”). Following the Reorganization, if the Plan of Reorganization is approved by shareholders of the Funds, the Acquiring Funds will be managed by Tidal, the Funds’ current investment adviser, and the same portfolio managers at Tidal that currently manage the Funds will continue to be responsible for the day-to-day management of each Acquiring Fund’s portfolio. The Acquiring Funds will have the same investment objectives and substantially similar investment strategies, policies, and risks as those of the Funds.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.subversiveetfs.com/.

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

File: A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Debra McGinty-Poteet is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning; including reviewing the Funds’ tax returns and distribution calculations. There were no “other services” provided by the principal accountant. For the fiscal years ended September 30, 2024 and September 30, 2023, the Funds’ principal accountant was Cohen & Company, Ltd. The following table details the aggregate fees billed or expected to be billed for the past two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 9/30/2024	FYE 9/30/2023
(a) Audit Fees	$31,000	$29,000
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$7,000	$7,000
(d) All Other Fees	$0	$0

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 9/30/2024	FYE 9/30/2023
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two fiscal years.

Non-Audit Related Fees	FYE 9/30/2024	FYE 9/30/2023
Registrant	$0	$0
Registrant’s Investment Adviser	$0	$0

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7(a) of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Unusual Whales Subversive Democratic Trading etf

Ticker Symbol: NANC

Unusual Whales Subversive Republican Trading etf

Ticker Symbol: KRUZ

Core Financials Statements

September 30, 2024

https://www.subversiveetfs.com/

Unusual Whales Subversive Democratic Trading ETF

Schedule of Investments

September 30, 2024

COMMON STOCKS - 99.8%	Shares	Value
Aerospace & Defense - 0.1%
General Dynamics Corp.	591	$178,600

Air Freight & Logistics - 0.2%
United Parcel Service, Inc. - Class B	2,359	321,626

Automobiles - 0.7%
Ford Motor Co.	33,034	348,839
Tesla, Inc. (a)	3,397	888,757
		1,237,596

Banks - 1.3%
Bank of America Corp.	9,221	365,889
Citigroup, Inc.	5,892	368,839
Fifth Third Bancorp	4,680	200,491
First Horizon Corp.	9,568	148,591
Huntington Bancshares, Inc.	11,140	163,758
JPMorgan Chase & Co.	1,560	328,942
PNC Financial Services Group, Inc.	990	183,002
Wells Fargo & Co.	10,764	608,058
		2,367,570

Beverages - 0.5%
Coca-Cola Co.	8,328	598,450
PepsiCo, Inc.	1,977	336,189
		934,639

Biotechnology - 0.9%
AbbVie, Inc.	2,784	549,784
Amgen, Inc.	1,560	502,648
Regeneron Pharmaceuticals, Inc. (a)	197	207,094
Vertex Pharmaceuticals, Inc. (a)	605	281,374
		1,540,900

Broadline Retail - 4.6%
Amazon.com, Inc. (a)	43,004	8,012,935

Building Products - 0.2%
Trane Technologies PLC	784	304,764

Capital Markets - 2.2%
Ameriprise Financial, Inc.	390	183,226
Bank of New York Mellon Corp.	3,902	280,398
BlackRock, Inc.	403	382,652
Blackstone, Inc.	2,146	328,617
Charles Schwab Corp.	4,516	292,682
KKR & Co., Inc.	8,510	1,111,236
Morgan Stanley	7,565	788,575
Nasdaq, Inc.	7,761	566,631
		3,934,017

Chemicals - 0.8%
Air Products and Chemicals, Inc.	593	176,560
Corteva, Inc.	3,510	206,353
DuPont de Nemours, Inc.	4,906	437,174

Ecolab, Inc.	780	199,157
Linde PLC	392	186,929
PPG Industries, Inc.	1,369	181,338
		1,387,511

Commercial Services & Supplies - 0.3%
Cintas Corp.	780	160,586
Copart, Inc. (a)	2,742	143,681
Republic Services, Inc.	780	156,655
		460,922

Communications Equipment - 0.6%
Arista Networks, Inc. (a)	780	299,380
Cisco Systems, Inc.	8,882	472,700
Infinera Corp. (a)	23,058	155,641
Motorola Solutions, Inc.	393	176,705
		1,104,426

Construction & Engineering - 1.0%
API Group Corp. (a)	43,053	1,421,610
Quanta Services, Inc.	975	290,696
		1,712,306

Construction Materials - 2.3%
Vulcan Materials Co.	16,029	4,014,142

Consumer Finance - 3.3%
Ally Financial, Inc.	3,324	118,301
American Express Co.	19,244	5,218,973
Capital One Financial Corp.	1,365	204,381
Discover Financial Services	1,951	273,706
		5,815,361

Consumer Staples Distribution & Retail - 3.7%
Costco Wholesale Corp.	5,793	5,135,610
Dollar Tree, Inc. (a)	1,366	96,057
Sysco Corp.	4,923	384,290
Target Corp.	2,211	344,607
Walmart, Inc.	6,479	523,179
		6,483,743

Containers & Packaging - 0.5%
Ball Corp.	8,750	594,212
Berry Global Group, Inc.	5,299	360,226
		954,438

Diversified Telecommunication Services - 0.2%
Verizon Communications, Inc.	7,255	325,822

Electrical Equipment - 0.7%
AMETEK, Inc.	978	167,932
Eaton Corp. PLC	588	194,887
Emerson Electric Co.	1,170	127,963
Sensata Technologies Holding PLC	12,922	463,383
Vertiv Holdings Co. - Class A	2,730	271,608
		1,225,773

Electronic Equipment, Instruments & Components - 0.2%
Corning, Inc.	6,258	282,549

Energy Equipment & Services - 0.1%
ChampionX Corp.	5,673	171,041

Entertainment - 3.9%
Liberty Media Corp.-Liberty Formula One - Class C (a)	4,519	349,906
Netflix, Inc. (a)	5,765	4,088,942
Walt Disney Co.	25,889	2,490,263
		6,929,111

Financial Services - 0.4%
Mastercard, Inc. - Class A	608	300,231
Visa, Inc. - Class A	1,577	433,596
		733,827

Food Products - 0.1%
Mondelez International, Inc. - Class A	2,348	172,977

Ground Transportation - 0.3%
Old Dominion Freight Line, Inc.	780	154,939
Uber Technologies, Inc. (a)	2,376	178,580
Union Pacific Corp.	786	193,734
		527,253

Health Care Equipment & Supplies - 4.6%
Abbott Laboratories	18,037	2,056,398
Artivion, Inc. (a)	157,002	4,179,393
Baxter International, Inc.	6,509	247,147
Boston Scientific Corp. (a)	1,954	163,745
Intuitive Surgical, Inc. (a)	404	198,473
Medtronic PLC	3,712	334,191
Stryker Corp.	597	215,672
Tactile Systems Technology, Inc. (a)	25,957	379,232
Zimmer Biomet Holdings, Inc.	2,732	294,920
		8,069,171

Health Care Providers & Services - 1.4%
Cigna Group	977	338,472
CVS Health Corp.	18,758	1,179,503
HCA Healthcare, Inc.	1,573	639,315
UnitedHealth Group, Inc.	596	348,469
		2,505,759

Hotels, Restaurants & Leisure - 2.3%
Domino’s Pizza, Inc.	812	349,274
Marriott International, Inc. - Class A	1,773	440,768
Marriott Vacations Worldwide Corp.	1,568	115,217
McDonald’s Corp.	856	260,660
MGM Resorts International (a)	3,718	145,337
Penn Entertainment, Inc. (a)	14,888	280,788
Restaurant Brands International, Inc.	2,730	196,887
Starbucks Corp.	15,300	1,491,597
Sweetgreen, Inc. - Class A (a)	19,718	699,003
		3,979,531

Household Durables - 2.9%
DR Horton, Inc.	24,067	4,591,262
Mohawk Industries, Inc. (a)	2,943	472,881
		5,064,143

Household Products - 0.5%
Colgate-Palmolive Co.	3,720	386,173
Procter & Gamble Co.	3,384	586,109
		972,282

Industrial Conglomerates - 0.1%
3M Co.	1,170	159,939

Insurance - 1.2%
Aflac, Inc.	1,755	196,209
Allstate Corp.	1,773	336,250
Arthur J Gallagher & Co.	585	164,601
Marsh & McLennan Cos., Inc.	1,579	352,259
Progressive Corp.	3,221	817,361
Prudential Financial, Inc.	1,573	190,490
		2,057,170

Interactive Media & Services - 6.8%
Alphabet, Inc. - Class C	43,731	7,311,386
Meta Platforms, Inc. - Class A	8,036	4,600,128
		11,911,514

IT Services - 1.1%
Accenture PLC - Class A	1,893	669,137
Gartner, Inc. (a)	780	395,273
International Business Machines Corp.	3,622	800,752
		1,865,162

Leisure Products - 0.1%
Topgolf Callaway Brands Corp. (a)	22,302	244,876

Life Sciences Tools & Services - 0.2%
Danaher Corp.	1,407	391,174

Machinery - 0.9%
Caterpillar, Inc.	598	233,890
Deere & Co.	391	163,176
Illinois Tool Works, Inc.	785	205,725
Oshkosh Corp.	3,491	349,833
Parker-Hannifin Corp.	999	631,188
		1,583,812

Media - 0.2%
Comcast Corp. - Class A	7,048	294,395

Multi-Utilities - 0.1%
Dominion Energy, Inc.	2,735	158,056

Pharmaceuticals - 4.1%
Elanco Animal Health, Inc. (a)	26,229	385,304
Eli Lilly & Co.	5,280	4,677,763
Johnson & Johnson	7,542	1,222,257
Merck & Co., Inc.	3,181	361,234
Novartis AG - ADR	1,760	202,435
Pfizer, Inc.	11,064	320,192
		7,169,185

Professional Services - 2.6%
Automatic Data Processing, Inc.	585	161,887
Broadridge Financial Solutions, Inc.	788	169,444
SS&C Technologies Holdings, Inc.	57,114	4,238,430
		4,569,761

Semiconductors & Semiconductor Equipment - 15.9%
Advanced Micro Devices, Inc. (a)	1,976	324,222
Applied Materials, Inc.	21,300	4,303,665
ASML Holding NV	133	110,822
Intel Corp.	16,454	386,011
KLA Corp.	202	156,431
Lam Research Corp.	619	505,153
Microchip Technology, Inc.	4,906	393,903
Micron Technology, Inc.	6,079	630,453
NVIDIA Corp.	167,829	20,381,154
NXP Semiconductors NV	589	141,366
ON Semiconductor Corp. (a)	2,145	155,748
QUALCOMM, Inc.	1,380	234,669
Texas Instruments, Inc.	1,375	284,034
		28,007,631

Software - 15.7%
Crowdstrike Holdings, Inc. - Class A (a)	10,729	3,009,163
Intuit, Inc.	596	370,116
Microsoft Corp.	34,048	14,650,854
Oracle Corp.	975	166,140
Palo Alto Networks, Inc. (a)	607	207,472
Roper Technologies, Inc.	390	217,012
Salesforce, Inc.	26,645	7,293,003
ServiceNow, Inc. (a)	1,799	1,609,008
		27,522,768

Specialty Retail - 1.2%
Bath & Body Works, Inc.	6,867	219,195
CarMax, Inc. (a)	4,292	332,115
Home Depot, Inc.	1,851	750,025
Lowe’s Cos., Inc.	1,218	329,895
Ross Stores, Inc.	984	148,102
TJX Cos., Inc.	2,745	322,647
		2,101,979

Technology Hardware, Storage & Peripherals - 4.9%
Apple, Inc.	32,305	7,527,065
Dell Technologies, Inc. - Class C	3,525	417,853
Hewlett Packard Enterprise Co.	7,617	155,844
HP, Inc.	5,868	210,485
Seagate Technology Holdings PLC	3,228	353,563
		8,664,810

Textiles, Apparel & Luxury Goods - 0.1%
NIKE, Inc. - Class B	2,742	242,393

Tobacco - 2.9%
Altria Group, Inc.	6,457	329,565
Philip Morris International, Inc.	38,669	4,694,417
		5,023,982

Trading Companies & Distributors - 0.7%
United Rentals, Inc.	1,577	1,276,944

Wireless Telecommunication Services - 0.2%
T-Mobile US, Inc.	2,153	444,293
TOTAL COMMON STOCKS (Cost $160,750,975)		175,414,579

SHORT-TERM INVESTMENTS - 0.2%	Shares	Value
Money Market Funds - 0.2%
First American Government Obligations Fund - Class X, 4.82% (b)	282,707	282,707
TOTAL SHORT-TERM INVESTMENTS (Cost $282,707)		282,707

TOTAL INVESTMENTS - 100.0% (Cost $161,033,682)		175,697,286
Liabilities in Excess of Other Assets - (0.0)% (c)		(26,520)
TOTAL NET ASSETS - 100.0%		$175,670,766

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

AG - Aktiengesellschaft

NV - Naamloze Vennootschap

PLC - Public Limited Company

(a)	Non-income producing security.

(b)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.

(c)	Represents less than 0.05% of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use.

The accompanying notes are an integral part of these financial statements.

Unusual Whales Subversive Republican Trading ETF

Schedule of Investments

September 30, 2024

COMMON STOCKS - 97.2%	Shares	Value
Aerospace & Defense - 2.5%
Boeing Co. (a)	265	$40,291
Lockheed Martin Corp.	436	254,868
Raytheon Technologies Corp.	2,748	332,948
Woodward, Inc.	1,240	212,672
		840,779

Air Freight & Logistics - 0.9%
FedEx Corp.	1,057	289,280

Banks - 5.3%
Bank of America Corp.	1,323	52,497
Citigroup, Inc.	1,323	82,820
Farmers & Merchants Bancorp, Inc.	2,245	62,074
JPMorgan Chase & Co.	6,053	1,276,336
United Bankshares, Inc.	2,074	76,945
Wells Fargo & Co.	3,393	191,671
Zions Bancorp NA	1,102	52,036
		1,794,379

Beverages - 0.2%
Coca-Cola Co.	1,106	79,477

Biotechnology - 2.5%
AbbVie, Inc.	353	69,710
Amgen, Inc.	178	57,353
Neurocrine Biosciences, Inc. (a)	440	50,697
United Therapeutics Corp. (a)	1,851	663,306
		841,066

Broadline Retail - 0.7%
Amazon.com, Inc. (a)	1,246	232,167

Building Products - 1.1%
Carlisle Cos., Inc.	322	144,820
Fortune Brands Innovations, Inc.	1,408	126,058
Simpson Manufacturing Co., Inc.	575	109,980
		380,858

Capital Markets - 1.7%
BlackRock, Inc.	51	48,425
Charles Schwab Corp.	3,243	210,179
Houlihan Lokey, Inc.	577	91,177
KKR & Co., Inc.	396	51,710
Stifel Financial Corp.	1,854	174,091
		575,582

Chemicals - 3.1%
Dow, Inc.	14,041	767,060
Linde PLC	579	276,102
		1,043,162

Commercial Services & Supplies - 0.1%
Waste Management, Inc.	220	45,672

Communications Equipment - 2.2%
Arista Networks, Inc. (a)	1,756	673,988
Cisco Systems, Inc.	1,283	68,281
		742,269

Construction & Engineering - 3.3%
Comfort Systems USA, Inc.	2,686	1,048,480
Quanta Services, Inc.	182	54,263
		1,102,743

Consumer Finance - 0.9%
Capital One Financial Corp.	1,380	206,627
Discover Financial Services	634	88,944
		295,571

Consumer Staples Distribution & Retail - 1.7%
BJ’s Wholesale Club Holdings, Inc. (a)	1,984	163,640
Costco Wholesale Corp.	351	311,169
Dollar Tree, Inc. (a)	1,546	108,715
		583,524

Containers & Packaging - 0.6%
AptarGroup, Inc.	445	71,285
Avery Dennison Corp.	183	40,399
TriMas Corp.	3,659	93,414
		205,098

Diversified Telecommunication Services - 2.3%
AT&T, Inc.	35,647	784,234

Electric Utilities - 0.7%
NextEra Energy, Inc.	2,681	226,625

Electrical Equipment - 2.2%
Emerson Electric Co.	1,987	217,318
GE Vernova, Inc. (a)	603	153,753
Nuvve Holding Corp. (a)	0	1
nVent Electric PLC	1,496	105,109
Rockwell Automation, Inc.	672	180,405
Sensata Technologies Holding PLC	1,987	71,254
		727,840

Electronic Equipment, Instruments & Components - 1.0%
Arrow Electronics, Inc. (a)	573	76,112
ePlus, Inc. (a)	749	73,657
Insight Enterprises, Inc. (a)	577	124,280
Plexus Corp. (a)	574	78,471
		352,520

Entertainment - 0.4%
Walt Disney Co.	705	67,814
Warner Bros Discovery, Inc. (a)	9,333	76,997
		144,811

Financial Services - 5.2%
Equitable Holdings, Inc.	3,880	163,077
Fidelity National Information Services, Inc.	9,537	798,724
Mastercard, Inc. - Class A	411	202,952
PayPal Holdings, Inc. (a)	4,774	372,515
Visa, Inc. - Class A	772	212,261
		1,749,529

Food Products - 2.2%
Kraft Heinz Co.	1,817	63,795
Tyson Foods, Inc. - Class A	11,219	668,203
		731,998

Gas Utilities - 2.0%
National Fuel Gas Co.	8,510	515,791
Suburban Propane Partners LP	8,987	161,227
		677,018

Ground Transportation - 0.4%
Uber Technologies, Inc. (a)	1,812	136,190

Health Care Equipment & Supplies - 0.5%
Boston Scientific Corp. (a)	1,908	159,890

Health Care Providers & Services - 3.2%
Elevance Health, Inc.	930	483,600
Henry Schein, Inc. (a)	1,576	114,890
Humana, Inc.	413	130,814
UnitedHealth Group, Inc.	586	342,622
		1,071,926

Hotels, Restaurants & Leisure - 1.0%
Hilton Worldwide Holdings, Inc.	196	45,178
Las Vegas Sands Corp.	4,450	224,013
Starbucks Corp.	846	82,477
		351,668

Household Durables - 0.2%
LGI Homes, Inc. (a)	528	62,579

Household Products - 0.5%
Clorox Co.	925	150,692

Industrial Conglomerates - 0.7%
3M Co.	310	42,377
Honeywell International, Inc.	860	177,771
		220,148

Insurance - 4.1%
Allstate Corp.	3,947	748,548
Aon PLC - Class A	141	48,784
Chubb Ltd.	398	114,779
Marsh & McLennan Cos., Inc.	574	128,054
Primerica, Inc.	445	117,992
Willis Towers Watson PLC	709	208,822
		1,366,979

Interactive Media & Services - 1.3%
Alphabet, Inc. - Class A	998	165,518
Alphabet, Inc. - Class C	266	44,473
Meta Platforms, Inc. - Class A	394	225,541
		435,532

IT Services - 2.9%
Accenture PLC - Class A	2,260	798,865
EPAM Systems, Inc. (a)	848	168,777
		967,642

Life Sciences Tools & Services - 0.6%
Danaher Corp.	205	56,994
IQVIA Holdings, Inc. (a)	400	94,788
Thermo Fisher Scientific, Inc.	98	60,620
		212,402

Machinery - 1.2%
Donaldson Co., Inc.	1,189	87,629
Dover Corp.	356	68,259
Gates Industrial Corp. PLC (a)	2,640	46,332
Oshkosh Corp.	2,103	210,742
		412,962

Media - 1.1%
Charter Communications, Inc. - Class A (a)	789	255,699
Interpublic Group of Cos., Inc.	2,158	68,257
Liberty Broadband Corp. - Class C (a)	796	61,523
		385,479

Metals & Mining - 2.3%
Alcoa Corp.	1,736	66,975
Barrick Gold Corp.	5,200	103,428
Cleveland-Cliffs, Inc. (a)	19,822	253,127
Freeport-McMoRan, Inc.	1,496	74,680
Nucor Corp.	930	139,816
United States Steel Corp.	3,587	126,729
		764,755

Multi-Utilities - 0.6%
Dominion Energy, Inc.	3,602	208,160

Oil, Gas & Consumable Fuels - 8.5%
Alliance Resource Partners LP	2,616	65,400
Chevron Corp.	5,049	743,566
ConocoPhillips	6,089	641,050
Devon Energy Corp.	2,711	106,054
Energy Transfer LP	9,695	155,605
Exxon Mobil Corp.	727	85,219
NGL Energy Partners LP (a)	35,527	159,872
Occidental Petroleum Corp.	2,217	114,264
ONEOK, Inc.	1,107	100,881
Phillips 66	269	35,360
Shell PLC - ADR	6,021	397,085
Williams Cos., Inc.	5,723	261,255
		2,865,611

Paper & Forest Products - 0.3%
Louisiana-Pacific Corp.	958	102,947

Passenger Airlines - 0.7%
Delta Air Lines, Inc.	3,176	161,309
Southwest Airlines Co.	2,909	86,194
		247,503

Pharmaceuticals - 1.8%
AstraZeneca PLC - ADR	491	38,254
Johnson & Johnson	2,599	421,194
Novo Nordisk AS - ADR	990	117,879

Zoetis, Inc.	232	45,328
		622,655

Professional Services - 0.2%
Robert Half International, Inc.	1,016	68,489

Semiconductors & Semiconductor Equipment - 10.1%
Advanced Micro Devices, Inc. (a)	854	140,124
Applied Materials, Inc.	273	55,160
ASML Holding NV	789	657,434
Broadcom, Inc.	1,189	205,102
Entegris, Inc.	794	89,349
Intel Corp.	24,437	573,292
KLA Corp.	75	58,081
NVIDIA Corp.	8,708	1,057,499
QUALCOMM, Inc.	493	83,835
Texas Instruments, Inc.	2,296	474,285
		3,394,161

Software - 5.3%
Adobe, Inc. (a)	149	77,149
Autodesk, Inc. (a)	488	134,434
Cadence Design Systems, Inc. (a)	574	155,571
Crowdstrike Holdings, Inc. - Class A (a)	176	49,363
Fortinet, Inc. (a)	1,097	85,072
Gen Digital, Inc.	4,668	128,043
Intuit, Inc.	303	188,163
Microsoft Corp.	1,033	444,500
Oracle Corp.	311	52,995
Progress Software Corp.	838	56,456
PTC, Inc. (a)	352	63,592
SAP SE - ADR	1,084	248,345
ServiceNow, Inc. (a)	132	118,060
		1,801,743

Specialty Retail - 3.1%
Bath & Body Works, Inc.	8,167	260,691
Home Depot, Inc.	752	304,710
O’Reilly Automotive, Inc. (a)	219	252,200
Penske Automotive Group, Inc.	357	57,984
TJX Cos., Inc.	357	41,962
Valvoline, Inc. (a)	2,693	112,702
		1,030,249

Technology Hardware, Storage & Peripherals - 0.6%
Apple, Inc.	857	199,681

Textiles, Apparel & Luxury Goods - 0.3%
Skechers USA, Inc. - Class A (a)	1,550	103,726

Tobacco - 0.9%
Altria Group, Inc.	927	47,314
Philip Morris International, Inc.	2,048	248,627
		295,941

Trading Companies & Distributors - 1.6%
AerCap Holdings NV	2,968	281,129
Applied Industrial Technologies, Inc.	356	79,434
Beacon Roofing Supply, Inc. (a)	1,321	114,174
Core & Main, Inc. - Class A (a)	1,592	70,685
		545,422

Wireless Telecommunication Services - 0.4%
T-Mobile US, Inc.	618	127,530
TOTAL COMMON STOCKS (Cost $30,134,422)		32,758,864

REAL ESTATE INVESTMENT TRUSTS - 2.6%	Shares	Value
Simon Property Group, Inc.	4,826	815,690
Sun Communities, Inc.	484	65,413
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $777,274)		881,103

CLOSED END FUNDS - 0.1%	Shares	Value
Hercules Capital, Inc.	2,476	48,629
TOTAL CLOSED END FUNDS (Cost $48,463)		48,629

SHORT-TERM INVESTMENTS - 0.1%	Shares	Value
Money Market Funds - 0.1%
First American Government Obligations Fund - Class X, 4.82% (b)	30,239	30,239
TOTAL SHORT-TERM INVESTMENTS (Cost $30,239)		30,239

TOTAL INVESTMENTS - 100.0% (Cost $30,990,398)		33,718,835
Liabilities in Excess of Other Assets - (0.0)% (c)		(2,869)
TOTAL NET ASSETS - 100.0%		$33,715,966

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

NV - Naamloze Vennootschap

PLC - Public Limited Company

(a)	Non-income producing security.

(b)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.

(c)	Represents less than 0.05% of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use.

The accompanying notes are an integral part of these financial statements.

UNUSUAL WHALES SUBVERSIVE CONGRESSIONAL TRADING ETFs

STATEMENTS OF ASSETS AND LIABILITIES

SEPTEMBER 30, 2024

	Unusual Whales Subversive Democratic Trading ETF	Unusual Whales Subversive Republican Trading ETF
ASSETS:
Investments, at value (Cost $161,033,682, $30,990,398)	$175,697,286	$33,718,835
Dividends and interest receivable	104,164	18,498
Total assets	175,801,450	33,737,333

LIABILITIES:
Payable to Adviser	130,684	21,367
Total liabilities	130,684	21,367

NET ASSETS	$175,670,766	$33,715,966

NET ASSETS CONSIST OF:
Paid-in capital	$162,545,969	$31,126,007
Total distributable earnings	13,124,797	2,589,959
Total net assets	$175,670,766	$33,715,966

Net assets	$175,670,766	$33,715,966
Shares issued and outstanding(1)	4,700,000	1,075,000
Net asset value	$37.38	$31.36

(1) Unlimited shares authorized without par value.

The accompanying notes are an integral part of the financial statements.

UNUSUAL WHALES SUBVERSIVE CONGRESSIONAL TRADING ETFs

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED SEPTEMBER 30, 2024

	Unusual Whales Subversive Democratic Trading ETF	Unusual Whales Subversive Republican Trading ETF
INVESTMENT INCOME:
Dividend income (net of foreign withholding taxes of $3,201 and $1,157, respectively)	$780,531	$285,321
Interest income	95,733	5,495
Total investment income	876,264	290,816

EXPENSES:
Investment advisory fees (See Note 3)	538,104	120,004
Total expenses	538,104	120,004
NET INVESTMENT INCOME	338,160	170,812

REALIZED AND CHANGE IN UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	554,417	52,342
Net change in unrealized appreciation (depreciation) on investments	14,250,277	2,697,274
Net realized and change in unrealized gain on investments	14,804,694	2,749,616

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$15,142,854	$2,920,428

The accompanying notes are an integral part of the financial statements.

UNUSUAL WHALES SUBVERSIVE DEMOCRATIC TRADING ETF

STATEMENT OF CHANGES IN NET ASSETS

	For the Year Ended September 30, 2024	For the Period Inception through September 30, 2023(1)

OPERATIONS:
Net investment income	$338,160	$27,663
Net realized gain (loss) on investments	554,417	(8,562)
Net change in unrealized appreciation (depreciation) on investments	14,250,277	413,327
Net increase in net assets resulting from operations	15,142,854	432,428

DISTRIBUTIONS TO SHAREHOLDERS:
From distributatble earnings (See Note 4)	(107,314)	—

CAPITAL SHARE TRANSACTIONS:
Net increase in net assets resulting from capital share transactions(2)	151,209,533	8,993,265

NET INCREASE IN NET ASSETS	166,245,073	9,425,693

NET ASSETS:
Beginning of period	9,425,693	—
End of period	$175,670,766	$9,425,693

(1) Inception date of the Fund was February 6, 2023.

(2) A summary of capital share transactions is as follows:

	For the Year Ended September 30, 2024		For the Period Inception through September 30, 2023(1)
SHARE TRANSACTIONS:	Shares	Amount	Shares	Amount
Issued	4,700,000	$163,234,028	375,000	$9,597,018
Redeemed	(350,000)	(12,024,495)	(25,000)	(603,753)
Net increase in shares outstanding	4,350,000	$151,209,533	350,000	$8,993,265

The accompanying notes are an integral part of the financial statements.

UNUSUAL WHALES SUBVERSIVE REPUBLICAN TRADING ETF

STATEMENT OF CHANGES IN NET ASSETS

	For the Year Ended September 30, 2024	For the Period Inception through September 30, 2023(1)

OPERATIONS:
Net investment income	$170,812	$40,112
Net realized gain (loss) on investments	52,342	(71,648)
Net change in unrealized appreciation (depreciation) on investments	2,697,274	31,163
Net increase (decrease) in net assets resulting from operations	2,920,428	(373)

DISTRIBUTIONS TO SHAREHOLDERS:
From distributatble earnings (See Note 4)	(55,652)	—

CAPITAL SHARE TRANSACTIONS:
Net increase in net assets resulting from capital share transactions(2)	25,915,945	4,935,618

NET INCREASE IN NET ASSETS	28,780,721	4,935,245

NET ASSETS:
Beginning of period	4,935,245	—
End of period	$33,715,966	$4,935,245

(1) Inception date of the Fund was February 6, 2023.

(2) A summary of capital share transactions is as follows:

	For the Year Ended September 30, 2024		For the Period Inception through September 30, 2023(1)

SHARE TRANSACTIONS:	Shares	Amount	Shares	Amount
Issued	925,000	$27,394,950	200,000	$4,935,618
Redeemed	(50,000)	(1,479,005)	—	—
Net increase in shares outstanding	875,000	$25,915,945	200,000	$4,935,618

The accompanying notes are an integral part of the financial statements.

Unusual Whales Subversive Democratic Trading ETF

FINANCIAL HIGHLIGHTS

For a Fund share outstanding throughout the periods.

	For the Year Ended September 30, 2024	For the Period Inception through September 30, 2023(1)
PER SHARE DATA:
Net asset value, beginning of period	$26.93	$25.00

INVESTMENT OPERATIONS:
Net investment income(2)	0.17	0.10
Net realized and unrealized gain on investments	10.57	1.83
Total from investment operations	10.74	1.93

LESS DISTRIBUTIONS:
From net investment income	(0.12)	—
From net realized gains	(0.17)	—
Total distributions paid	(0.29)	—

Net Asset Value, end of period	$37.38	$26.93

Total return, at NAV (3)(4)	40.10%	7.72%
Total return, at Market (3)(4)	40.08%	7.80%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$175,671	$9,426

Ratio of expenses to average net assets(5)	0.75%	0.75%
Ratio of net investment income to average net assets (5)	0.47%	0.57%
Portfolio turnover rate(4)(6)(7)	62%	44%

(1) Inception date of the Fund was February 6, 2023.

(2) Calculated based on average shares outstanding during the period.

(3) Total return in the table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(4) Not annualized for periods less than one year.

(5) Annualized for periods less than one year.

(6) Excludes in-kind transactions associated with creations of the Fund.

(7) The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short-term investments and securities sold short). The denominator includes the average fair value of long positions throughout the period.

The accompanying notes are an integral part of the financial statements.

Unusual Whales Subversive Republican Trading ETF

FINANCIAL HIGHLIGHTS

For a Fund share outstanding throughout the periods.

	For the Year Ended September 30, 2024	For the Period Inception through September 30, 2023(1)
PER SHARE DATA:
Net asset value, beginning of period	$24.68	$25.00

INVESTMENT OPERATIONS:
Net investment income(2)	0.32	0.21
Net realized and unrealized gain (loss) on investments	6.64	(0.53)
Total from investment operations	6.96	(0.32)

LESS DISTRIBUTIONS:
From net investment income	(0.28)	—
From net realized gains	—	—
Total distributions paid	(0.28)	—

Net Asset Value, end of period	$31.36	$24.68

Total return, at NAV(3)(4)	28.39%	-1.30%
Total return, at Market(3)(4)	28.40%	-1.20%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$33,716	$4,935

Ratio of expenses to average net assets(5)	0.75%	0.75%
Ratio of net investment income to average net assets(5)	1.07%	1.32%
Portfolio turnover rate(4)(6)(7)	54%	46%

(1) Inception date of the Fund was February 6, 2023.

(2) Calculated based on average shares outstanding during the period.

(3) Total return in the table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(4) Not annualized for periods less than one year.

(5) Annualized for periods less than one year.

(6) Excludes in-kind transactions associated with creations of the Fund.

(7) The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short-term investments and securities sold short). The denominator includes the average fair value of long positions throughout the period.

The accompanying notes are an integral part of the financial statements.

UNUSUAL WHALES SUBVERSIVE CONGRESSIONAL TRADING ETFs

Notes to the Financial Statements

September 30, 2024

1. ORGANIZATION

Series Portfolios Trust (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated July 27, 2015. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Unusual Whales Subversive Democratic Trading ETF (“Democratic Trading ETF”) and the Unusual Whales Subversive Republican Trading ETF (“Republican Trading ETF”) (each separately a “Fund,” or collectively, the “Funds”) each has its own investment objectives and policies with the Trust. The Funds commenced operations on February 6, 2023. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) Topic 946, Financial Services – Investment Companies. The Funds do not hold themselves out as related to any other series of the Trust for purposes of investment and investor services, nor do they share the same investment adviser with any other series of the Trust.

The Democratic Trading ETF seeks to achieve long-term capital appreciation by investing primarily in equity securities of publicly traded companies that sitting Democratic members of United States Congress and/or their families also have reported to have invested in through public disclosure filings made by such Congresspersons pursuant to the Stop Trading on Congressional Knowledge Act (“STOCK Act”). The Fund will focus on the equity securities purchased or sold by members of Congress who are registered members of the Democratic Party and their families. The Fund will not consider investments by any U.S. Congressperson who is not registered as a member of the Democratic Party (e.g., a U.S. Congressperson who is registered as an Independent but who may caucus as member of the Democratic Party).

The Republican Trading ETF seeks to achieve long-term capital appreciation by investing primarily in equity securities of publicly traded companies that sitting Republican members of United States Congress and/or their families also have reported to have invested in through public disclosure filings made by such Congresspersons pursuant to the STOCK Act. The Fund will focus on the equity securities purchased or sold by members of Congress who are registered members of the Republican Party and their families. The Fund will not consider investments by any U.S. Congressperson who is not registered as a member of the Republican Party (e.g., a U.S. Congressperson who is registered as an Independent but who may caucus as member of the Republican Party).

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

A. Investment Valuation – The following is a summary of the Funds’ pricing procedures. It is intended to be a general discussion and may not necessarily reflect all the pricing procedures followed by the Funds. Equity securities, including common stocks, preferred stocks, and real estate investment trusts (“REITS”) that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively “Nasdaq”), are valued at the last reported sale price on that exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange traded or Nasdaq security does not trade, then the mean between most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchanged traded equity security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

UNUSUAL WHALES SUBVERSIVE CONGRESSIONAL TRADING ETFs

Notes to the Financial Statements – Continued

September 30, 2024

Investments in registered open-end investment companies (including money market funds), other than exchange traded funds, are valued at their reported net asset values (“NAV”). To the extent these securities are valued at their NAV per share, they are categorized in Level 1 of the fair value hierarchy.

The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by the Funds and their Valuation Designee (as defined below) in calculating the Funds’ NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Funds have designated the Adviser as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of the portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers, or independent pricing services are unreliable.

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation Levels for major security types. These inputs are summarized in the three broad Levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

UNUSUAL WHALES SUBVERSIVE CONGRESSIONAL TRADING ETFs

Notes to the Financial Statements – Continued

September 30, 2024

The following is a summary of the inputs used to value the Funds’ securities by Level within the fair value hierarchy as of September 30, 2024:

Democratic Trading ETF

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$175,414,579	$—	$—	$175,414,579
Money Market Funds	282,707	—	—	282,707
Total Investments in Securities	$175,697,286	$—	$—	$175,697,286

Republican Trading ETF

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$32,758,864	$—	$—	$32,758,864
Real Estate Investment Trusts	881,103	—	—	881,103
Closed End Funds	48,629	—	—	48,629
Money Market Funds	30,239	—	—	30,239
Total Investments in Securities	$33,718,835	$—	$—	$33,718,835

As of the year ended September 30, 2024, the Funds did not hold any Level 3 securities, nor were there any transfers into or out of Level 3.

Refer to each Fund’s Schedule of Investments for further information on the classification of investments.

B. Foreign Securities and Currency Translation – Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate the portion of the results of operations from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal year-end, resulting from changes in exchange rates.

Investments in foreign securities entail certain risks. There may be a possibility of nationalization or expropriation of assets, confiscatory taxation, political or financial instability, and diplomatic developments that could affect the value of the Funds’ investments in certain foreign countries. Since foreign securities normally are denominated and traded in foreign currencies, the value of the Funds’ assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies. There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing, and financial reporting standards, and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers.

UNUSUAL WHALES SUBVERSIVE CONGRESSIONAL TRADING ETFs

Notes to the Financial Statements – Continued

September 30, 2024

C. Cash and Cash Equivalents – The Funds consider highly liquid short-term fixed income investments purchased with an original maturity of less than three months and money market funds to be cash equivalents. Cash equivalents are included in short term investments on the Schedule of Investments as well as in investments on the Statement of Assets and Liabilities. Temporary cash overdrafts are reported as payable to custodian.

D. Guarantees and Indemnifications – In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.

E. Security Transactions, Income and Expenses – The Funds follow industry practice and records security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost. Dividend income is recorded on the ex-dividend date and interest income and expense is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and regulations. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities. Interest income is accounted for on the accrual basis and includes amortization of premiums and accretion of discounts on the effective interest method.

F. Share Valuation – The NAV per share of the Funds is calculated by dividing the sum of the value of the securities held by the Funds, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Funds, rounded to the nearest cent. The Funds’ shares will not be priced on days which the Cboe BZX Exchange, Inc. is closed for trading.

G. Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

H. Statement of Cash Flows – Pursuant to the Cash Flows Topic of the Codification, the Funds qualify for an exemption from the requirement to provide a statement of cash flows and have elected not to provide a statement of cash flows.

3. RELATED PARTY TRANSACTIONS

At a meeting of the Board of Trustees of Series Portfolios (the “Board”) Trust held on July 24-25, 2024, the Board considered a strategic plan presented by Subversive Capital Advisor LLC ("Subversive") and Tidal Investments LLC ("Tidal") that allowed a transition to a new management structure for the Funds. Pursuant to the strategic plan, Subversive and Tidal recommended to the Board a proposal to transition the Funds from the Trust to Tidal’s family of funds exclusively containing exchange-traded funds (“ETFs”) managed by Tidal (the “Transition”). The Transition would result in Subversive no longer serving as the investment adviser to the Funds, and Tidal, the sub-adviser to the Funds, serving as the investment adviser to the Funds. In preparation for the Transition, the Board, upon the recommendation of Subversive and Tidal, approved the termination of Subversive’s investment advisory agreement and Tidal’s sub-advisory agreement, and appointed Tidal as the Funds’ investment adviser pursuant to an interim investment advisory agreement (the “Interim Advisory Agreement”) between the Trust, on behalf of the Funds, and Tidal. The changes were effective as of August 2, 2024, and the Interim Advisory Agreement will remain in effect until the earlier of 150 days from its effective date or the date that the Transition is completed. The terms and conditions of the Interim Advisory Agreement were substantially similar to those of the previous advisory agreement, except for the term and effective date and the replacement of Tidal as a party to the agreement in place of Subversive. There is no change to each Fund’s contractual unitary management fee.

UNUSUAL WHALES SUBVERSIVE CONGRESSIONAL TRADING ETFs

Notes to the Financial Statements – Continued

September 30, 2024

The Trust has an Interim Investment Advisory Agreement with Tidal to furnish investment advisory services to the Funds’. Pursuant to the Interim Advisory Agreement between the Trust and the Adviser, the Adviser is entitled to receive, on a monthly basis, a unified management fee (accrued daily) based upon the average daily net assets of the Funds at the annual rate of 0.75%. For the year ended September 30, 2024, Subversive Capital Advisor LLC received $420,208 in advisory fees and Tidal Investments LLC received $237,899 in advisory fees.

Prior to August 2, 2024, Subversive served as Adviser and Tidal served as sub-adviser to the Funds.

Under the Interim Advisory Agreement, Tidal has agreed to pay all expenses of the Funds except for the fee paid to the Adviser pursuant to the Interim Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.

The Interim Advisory Agreement provides that the Adviser shall not be liable under such agreement for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of portfolio transactions for the Funds, except for willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder.

At a meeting held on August 23, 2024, based upon the recommendation of Tidal, the Funds’ current investment adviser, the Board of Trustees of Series Portfolios Trust approved an Agreement and Plan of Reorganization (the “Plan of Reorganization”) providing for the reorganization (each, a “Reorganization” and together, the “Reorganizations”) of each Fund, each a series of the Trust, into a separate and newly created shell series of Tidal ETF Trust (the “Acquiring Trust”) of the same name (each, an “Acquiring Fund” and together, the “Acquiring Funds”). Following the Reorganization, if the Plan of Reorganization is approved by shareholders of the Funds, the Acquiring Funds will be managed by Tidal, the Funds’ current investment adviser, and the same portfolio managers at Tidal that currently manage the Funds will continue to be responsible for the day-to-day management of each Acquiring Fund’s portfolio. The Acquiring Funds will have the same investment objectives and substantially similar investment strategies, policies, and risks as those of the Funds. The Reorganization is expected to be completed on December 9, 2024.

UNUSUAL WHALES SUBVERSIVE CONGRESSIONAL TRADING ETFs

Notes to the Financial Statements – Continued

September 30, 2024

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”) acts as the Funds’ Administrator, transfer agent, and fund accountant. U.S. Bank N.A. (the “Custodian”) serves as the custodian to the Funds. The Custodian is an affiliate of the Administrator. The Administrator performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Board; monitors the activities of the Funds’ custodian; coordinates the payment of the Funds’ expenses and reviews the Funds’ expense accruals. The officers of the Trust, including the Chief Compliance Officer, are employees of the Administrator. A trustee of the Trust is an officer of the Administrator. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Funds, subject to annual minimums. The Adviser has agreed to pay all expenses of the Funds’ Administrator, transfer agent, fund accountant and custodian in accordance with the Investment Advisory Agreement.

Quasar Distributors, LLC is the Funds’ distributor (the “Distributor”). The Distributor is not affiliated with the Adviser, Fund Services, or its affiliated companies.

4. TAX FOOTNOTE

Federal Income Taxes – The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income or excise tax provision is required. As of, and during the period ended September 30, 2024, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority and did not have liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. The Funds are subject to examination by taxing authorities for the tax periods since the commencement of operations.

UNUSUAL WHALES SUBVERSIVE CONGRESSIONAL TRADING ETFs

Notes to the Financial Statements – Continued

September 30, 2024

At September 30, 2024, the components of distributable earnings on a tax basis were as follows:

	Democratic Trading ETF	Republican Trading ETF
Tax Cost of Investments*	$162,069,503	$31,218,038
Gross unrealized appreciation	$17,913,682	$3,755,016
Gross unrealized depreciation	(4,285,899)	(1,254,219)
Net unrealized appreciation (depreciation)	13,627,783	2,500,797
Undistributed ordinary income	321,573	146,472
Other accumulated losses	(824,559)	(57,310)
Total distributable earnings	$13,124,797	$2,589,959

* Represents cost for federal income tax purposes and differs from cost for financial reporting purposes due to wash sales.

As of September 30, 2024, the Democratic Trading ETF and the Republican Trading ETF had $762,117 and $45,040 in short-term capital loss carryovers, respectively, which will be permitted to be carried over for an unlimited period. As of September 30, 2024, the Democratic Trading ETF and the Republican Trading ETF also had $62,442 and $11,323 in long-term capital loss carryovers, respectively, which will be permitted to be carried over for an unlimited period. A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Funds’ taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended September 30, 2024, the Funds did not defer any qualified late year losses.

Distributions to Shareholders – The Funds intend to distribute all net investment income and net realized gains at least annually. Distributions to shareholders are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Funds. For the year ended September 30, 2024, the following table shows the reclassifications made in relation to Redemption in Kinds (RIKS) and RIKs on wash sales:

	Distributabe Earnings	Paid-in Capital
Democratic Trading ETF	$(2,345,060)	$2,345,060
Republican Trading ETF	$(274,444)	$274,444

UNUSUAL WHALES SUBVERSIVE CONGRESSIONAL TRADING ETFs

Notes to the Financial Statements – Continued

September 30, 2024

The tax character of distributions paid for the year ended September 30, 2024 were as follows:

	Ordinary Income	Long-Term Capital Gains	Total Distributions Paid

Democratic Trading ETF	$107,190	$124	$107,314

Republican Trading ETF	$55,652	$—	$55,652

For the period ended September 30, 2023, the Funds did not make any distributions to shareholders.

5. DISTRIBUTION FEES

The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (“the Plan”). In accordance with the Plan, the Funds are authorized to pay an amount up to 0.25% of the Funds’ average daily net assets each year for certain distribution-related activities. As authorized by the Board, no Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of the Funds’ assets. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Funds.

6. CAPITAL SHARE TRANSACTIONS

Shares of the Funds are listed and trade on the Exchange. Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV generally in blocks of 25,000 shares called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Funds is $500, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the creation order costs associated with the order, or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee, payable to the Fund, may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees received by the Funds, if any, are displayed in the Capital Shares Transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.

UNUSUAL WHALES SUBVERSIVE CONGRESSIONAL TRADING ETFs

Notes to the Financial Statements – Continued

September 30, 2024

7. INVESTMENT TRANSACTIONS

The aggregate purchases and sales, excluding short-term investments, by the Funds for the year ended September 30, 2024, were as follows:

	U.S. Government Securities		Other Securities
	Purchases	Sales	Purchases*	Sales**
Democratic Trading ETF	$—	$—	$108,273,345	$45,211,641
Republican Trading ETF	$—	$—	$10,061,398	$9,176,938

*Purchases exclude subscriptions in-kind of $99,250,337 and $26,626,279 for the Democratic Trading ETF and Republican Trading ETF, respectively.

**Sales exclude redemptions in-kind of $11,107,148 and $1,467,911 for the Democratic Trading ETF and Republican Trading ETF, respectively.

8. SUBSEQUENT EVENTS

Management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued and has determined that no items require recognition or disclosure.

UNUSUAL WHALES SUBVERSIVE CONGRESSIONAL TRADING ETFs

Report of Independent Registered Public Accounting Firm

To the Shareholders of Subversive ETFs and

Board of Trustees of Series Portfolios Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Unusual Whales Subversive Democratic Trading ETF and Unusual Whales Subversive Republican Trading ETF (“Subversive ETFs” or the “Funds”), each a series of Series Portfolios Trust, as of September 30, 2024, the related statements of operations for the year then ended, the statements of changes in net assets and financial highlights for year ended September 30, 2024 and for the period from February 6, 2023 (commencement of operations) through September 30, 2023, and related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2024, the results of their operations for the year then ended, and the changes in net assets and financial highlights for each of the two periods in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2024, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of Subversive Capital Advisor LLC’s investment companies since 2022.

COHEN & COMPANY, LTD.

Milwaukee, Wisconsin

November 27, 2024

UNUSUAL WHALES SUBVERSIVE CONGRESSIONAL TRADING ETFs

Board Consideration of Interim Investment Advisory Agreement

September 30, 2024 (Unaudited)

At its meeting held on July 24-25, 2024 (the “Meeting”), the Board, including the Independent Trustees, considered and approved the Interim Investment Advisory Agreement. In advance of the Meeting, Tidal provided information to the Board in response to requests submitted to them by Fund Services, the Fund’s administrator, on behalf of the Board, to facilitate the Board’s evaluation of the Interim Investment Advisory Agreement in the context of a strategic plan presented by Subversive Capital Advisor, LLC (“Subversive”) and Tidal Investments, LLC (“Tidal”) to allow a transition to a new management structure for the Unusual Whales Subversive Democratic Trading ETF and the Unusual Whales Subversive Republican Trading ETF (together, the “Funds”). At the Meeting, the Board met with representatives of Tidal to discuss the Interim Investment Advisory Agreement and future plans for the Funds. The Board also considered that it was the intent of Subversive and Tidal to recommend to the Board a proposal to transition the Funds from the Trust to Tidal’s family of funds exclusively containing ETFs managed by Tidal, pursuant to which Subversive would no longer serving as the investment adviser to the Funds, and Tidal, the current sub-adviser to the Funds, would serve as the investment adviser to the Funds.

In determining whether to approve the Interim Investment Advisory Agreement, the Board considered the comprehensive information and materials that were provided to the Board by Tidal at the Meeting. The Board relied on this information in relation to its consideration of whether to approve the Interim Investment Advisory Agreement. This information included materials describing, among other matters: (i) the nature, extent, and quality of the services to be provided by Tidal, including Tidal’s portfolio managers and other personnel, and the investment practices and techniques that would be used by Tidal in managing the Funds; (ii) each Fund’s historical performance as managed by Subversive; (iii) the proposed management fees payable by the Funds to Tidal and each Fund’s anticipated overall fees and operating expenses; (iv) Tidal’s estimated profitability in managing each Fund; (v) information regarding the extent to which Tidal may realize economies of scale and shares them with the Funds; and (vi) other ancillary or “fall-out” benefits Tidal and/or its affiliates may receive based on Tidal’s relationships with the Funds.

In considering and approving the Interim Investment Advisory Agreement, the Board considered the information it deemed relevant, including but not limited to the information discussed below. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors. The Board considered not only the specific information presented to the Board in connection with its consideration of the Interim Investment Advisory Agreement, but also the Board’s experience through past interactions with Tidal and Subversive in connection with the Board’s oversight of the Funds. In this regard, the Board considered the information provided in connection with the approval of Tidal’s sub-advisory agreement with respect to the Fund, which was completed at the Board’s meeting on December 19, 2022. The Independent Trustees were assisted in their evaluation of the Interim Investment Advisory Agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from representatives of Tidal and Subversive, the Interested Trustee and the Trust’s officers. The following summarizes a number of relevant, but not necessarily all, factors considered by the Board in approving the Interim Investment Advisory Agreement.

UNUSUAL WHALES SUBVERSIVE CONGRESSIONAL TRADING ETFs

Board Consideration of Interim Investment Advisory Agreement

September 30, 2024 (Unaudited) – Continued

Nature, Extent and Quality of Services to be Provided to the Fund. The Trustees considered the scope of services that Tidal would provide under the Interim Investment Advisory Agreement with respect to the Funds, noting that such services include, but are not limited to, the following: (1) investing each Fund’s assets consistent with the Fund’s investment objective and investment policies; (2) determining for each Fund the portfolio securities to be purchased, sold, or otherwise disposed of, and the timing of such transactions; (3) voting all proxies with respect to each Fund’s portfolio securities; (4) maintaining the required books and records for transactions that Tidal effected on behalf of the Funds; (5) selecting broker-dealers to execute orders on behalf of the Funds; and (6) monitoring and maintaining the Funds’ compliance with policies and procedures of the Trust and with applicable securities laws. The Trustees reviewed the terms of the Interim Investment Advisory Agreement and Tidal’s representation that the Interim Investment Advisory Agreement does not materially differ from the current advisory agreement between Trust, on behalf of the Funds, and Subversive (the “Current Advisory Agreement”). The Trustees considered the investment philosophy of the proposed new portfolio managers for the Funds and their experience. The Board considered representations from Tidal that the nature, extent or quality of the advisory services to be provided by Tidal under the Interim Investment Advisory Agreement would not be materially different from the nature, extent or quality of the advisory services currently provided to the Fund by Subversive under the Current Advisory Agreement. The Trustees also considered the resources and capabilities that would be available to the management of the Funds under the Interim Investment Advisory Agreement, noting Tidal’s representation that the Interim Investment Advisory Agreement is not expected to result in any diminution of Tidal’s resources or its ability to serve the Funds. The Trustees concluded that they were satisfied with the nature, extent and quality of services that Tidal would provide to the Funds under the Interim Investment Advisory Agreement.

Investment Performance. In assessing the quality of the portfolio management to be delivered by Tidal under the Interim Investment Advisory Agreement, the Trustees reviewed the performance of the Funds as managed by Subversive under the Current Advisory Agreement, noting that the proposed new portfolio managers for the Funds would be managing each Fund pursuant to substantially the same principal investment strategy and portfolio construction process.

The Board also considered that, in connection with its meetings held during the course of the prior year, the Board received and considered reports regarding the Fund’s performance over various time periods. The Board noted the Funds had limited operating history that prevented consideration of performance over the longer term.

Fees and Expenses. The Board reviewed and considered the contractual investment management fee rate that the Fund will pay to Tidal under the Interim Investment Advisory Agreement (each a “Management Fee Rate”). The Board considered that the Management Fee Rate payable to Tidal under the Interim Investment Advisory Agreement is the same as the investment management fee rate payable to Subversive under the Current Advisory Agreement. The Board also considered Tidal’s representation that the Transition is not expected to result in any increase to each Fund’s total expense ratio.

The Board also took into consideration each Fund’s “unified fee” structure, under which Tidal would, in addition to providing investment management services, bear the costs of various third-party services necessary for the Funds to operate. The Board considered that, other than the management fee, Tidal would pay all operating expenses of the Funds, except for certain costs such as interest, brokerage, acquired fund fees and expenses, extraordinary expenses, and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board considered that Tidal does not manage any other accounts or funds with investment strategies substantially similar to those utilized for the Funds.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board concluded that the Management Fee Rate was reasonable in light of the services expected to be covered by the Interim Investment Advisory Agreement and that the overall expense structure of the Funds supported approval of the Interim Investment Advisory Agreement.

UNUSUAL WHALES SUBVERSIVE CONGRESSIONAL TRADING ETFs

Board Consideration of Interim Investment Advisory Agreement

September 30, 2024 (Unaudited) – Continued

Profitability and Economies of Scale. As part of its review of Tidal’s profitability in connection with the Annual Renewal, the Board requested and received a report on Tidal’s estimated revenues and expenses resulting from services to be provided to the Funds under the Interim Investment Advisory Agreement. The Board concluded that Tidal’s expected profit from managing the Fund was not excessive. With respect to economies of scale, the Board noted that the amount and structure of each Fund’s unified fee contemplates a sharing of economies of scale with Fund shareholders. The Board also noted that the Interim Investment Advisory Agreement is not expected to change each Fund’s overall fee and expense structure.

Ancillary Benefits to Tidal Derived from the Relationship with the Fund. The Board received and considered information regarding anticipated ancillary or “fall-out” benefits to Tidal as a result of its relationship with the Funds. Ancillary benefits could include benefits potentially derived from an increase in Tidal’s business as a result of its relationship with the Funds or benefits attributable to research credits generated by Fund portfolio transactions. Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any anticipated ancillary benefits received by Tidal were unreasonable.

Conclusions. The Trustees did not identify any one factor as all-important, but rather considered these factors collectively in light of each Fund’s surrounding circumstances. After considering the above-described factors and based on its deliberations and its evaluation of the information provided to it at the Meeting, the Board unanimously approved the Interim Investment Advisory Agreement.

UNUSUAL WHALES SUBVERSIVE CONGRESSIONAL TRADING ETFs

Additional Information (Unaudited) – Continued

September 30, 2024

AVAILABILITY OF FUND PORTFOLIO INFORMATION

The Funds file complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT, which is available on the SEC’s website at https://www.sec.gov/. The Funds’ Part F of Form N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room call 1-800-SEC-0330. In addition, the Funds’ Part F of Form N-PORT is available without charge upon request by calling 1-800-617-0004.

AVAILABILITY OF PROXY VOTING INFORMATION

A description of the Funds’ Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-800-617-0004. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent period ended June 30, is available (1) without charge, upon request, by calling 1-800-617-0004, or on the SEC’s website at https:// www.sec.gov/.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

Information regarding how often shares of the Funds trade on the exchange at a price about (i.e. at a premium) or below (i.e. at a discount) the NAV of the Funds are available, without charge on the Funds’ website at https://www.subversiveetfs.com/.

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the fiscal year ended September 30, 2024, certain dividends paid by the Funds may be reported as qualified dividend income (QDI) and may be eligible for taxation at capital gains rates. The percentage of dividends declared from ordinary income designated as qualified dividend income was follows:

Democratic Trading ETF	68.03%
Republican Trading ETF	100.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended September 30, 2024, was as follows:

Democratic Trading ETF	61.54%
Republican Trading ETF	100.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871 (k)(2)(c) was as follows:

Democratic Trading ETF	0.00%
Republican Trading ETF	0.00%

INVESTMENT ADVISER

Tidal Investments LLC

234 West Florida St, Suite 203

Milwaukee, WI 53204

DISTRIBUTOR

Quasar Distributors, LLC

3 Canal Plaza, Suite 100

Portland, ME 04101

CUSTODIAN

U.S. Bank N.A.

1555 North Rivercenter Drive, Suite 302

Milwaukee, WI 53212

ADMINISTRATOR, FUND ACCOUNTANT AND TRANSFER AGENT

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.

342 North Water Street, Suite 830

Milwaukee, WI 53202

LEGAL COUNSEL

Kirkland & Ellis LLP

1301 Pennsylvania Avenue, N.W.

Washington, D.C. 20004

This report should be accompanied or preceded by a prospectus.

The Funds’ Statement of Additional Information contains additional information about the

Funds’ trustees and is available without charge upon request by calling 1-800-617-0004.

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Statement of Operations under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Board Consideration of Interim Investment Advisory Agreement under Item 7(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Series Portfolios Trust
By (Signature and Title)	/s/ Ryan L. Roell
Ryan L. Roell, Principal Executive Officer
Date	December 5, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Ryan L. Roell
Ryan L. Roell, Principal Executive Officer
Date	December 5, 2024
By (Signature and Title)	/s/ Douglas Schafer
Douglas Schafer, Principal Financial Officer
Date	December 5, 2024